Leases - Evolution of right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Balances at the beginning of the year	$ 12,902	$ 13,448
Additions	465	2,407
Contract modifications	(103)
Depreciation of the year	(4,577)	(4,154)	$ (3,213)
Translation differences and inflation adjustment	505	1,201
Balances at the end of the year	9,192	12,902	13,448
Lease liabilities
Balances at the beginning of the year	12,249	13,684
New contracts	482	2,419
Lease payments	(4,307)	(4,729)
Contract modifications	(103)
Leases financial cost	605	737	407
Translation differences and inflation adjustment	(117)	138
Balances at the end of the year	$ 8,809	$ 12,249	$ 13,684